Exhibit 99.1

KPMG LLP
Suite 900
8350 Broad Street
McLean, VA 22102

Independent Accountants' Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”)
Citigroup Global Markets Inc.
Deutsche Bank Securities Inc.
(together with the Company, the “Specified Parties”)

Re:	Exeter Automobile Receivables Trust 2020-2 – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company in an electronic data file entitled “2020-2 Strat Pool_05122020_500M_KPM1.xlsx,” provided by the Company on May 15, 2020, containing certain information related to 34,300 automobile loan contracts secured by new and used automobiles, light duty trucks, minivans and sport utility vehicles (the “Loans”) as of the close of business on May 12, 2020 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Exeter Automobile Receivables Trust 2020-2. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Source Documents” means the following information sources provided by the Company:

–	Sales Contract
–	Shaw Loan Operating System
–	Global Search imaging system (“Global Search System”)
–	Customer Acquisition and Life Cycle Management System (“CALMS”)

The Source Documents were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.

•
The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, Electronic Dealer, Rebuilder or Lessor's Report of Sale or Lease, Guarantee of Title, Lien Entry Form, Application for Vehicle Transaction(s) (VSD190), Application for Certificate of Ownership, Multi-Purpose Application, and/or Notice of Lien Application provided by the Company.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

•
The term “Titling Trust Owners Schedule” means an electronic data file provided by the Company on May 15, 2020, containing titling company names and abbreviations that are acceptable variations of “Exeter Finance LLC.”

•	The term “Application for Financing” means the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and/or Agreement to Provide Insurance provided by the Company.

•	The term “Provided Information” means the Source Documents, Title Certificate, Titling Trust Owners Schedule, and Application for Financing.

A.
We were instructed by the Company to randomly select 150 Loans from the Data File (the “Selected Loans”). For the purpose of this procedure, the Company did not inform us as to the basis for how they determined the number of Loans that we were instructed to randomly select from the Data File. A listing of the Selected Loans is attached hereto as Exhibit A.

B.
For each Selected Loan, we compared the attributes listed below in the Data File to the corresponding information appearing on the Source Documents. The Specified Parties indicated that the absence of any of the specified Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the specified attributes indicated below, constituted an exception.  The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Document(s)

Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System

Origination Date	Sales Contract, Shaw Loan Operating System

Original Monthly P&I Payment	Sales Contract, Shaw Loan Operating System

Original Amount Financed	Sales Contract, Shaw Loan Operating System

Original Term to Maturity	Sales Contract, Shaw Loan Operating System

Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System

Model Type (New/Used)	Sales Contract, CALMS

Vehicle Model Year	Sales Contract, CALMS

Vehicle Make	Sales Contract, CALMS

Vehicle Model (excluding trim or engine type)	Sales Contract, CALMS

Borrower State (current)	Sales Contract, Shaw Loan Operating System

FICO Score	CALMS

Custom Score	CALMS

We found the information listed in the Data File to be in agreement with the corresponding information in the respective Source Documents.

C.	For each Selected Loan, we read the Sales Contract and found that both the borrower state address and seller state address were located within the United States.

D.	For each Selected Loan, we were provided access to CALMS and the Global Search System and observed the existence of the following:

i)	the underwriting overview screen capture with a credit approval notation;

ii)	an electronic copy of the Title Certificate listing the Company or a titling company name from the Titling Trust Owners Schedule as the security interest holder of the vehicle; and,

iii)	an electronic copy of an Application for Financing. For the purpose this procedure, the Company informed us that the Application for Financing is not required to be dated.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, information indicated in the Data File or Provided Information, or instructions provided by the Company, without verification or evaluation of such methodologies, information, and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, information, or instructions provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
May 22, 2020

Exhibit A

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
1	51363192	30	76947587	59	78316585
2	51752045	31	77000255	60	78346554
3	52241484	32	77002838	61	78358415
4	52280472	33	77026326	62	78368522
5	52494135	34	77047690	63	78388263
6	52668493	35	77057918	64	78407907
7	52688180	36	77061747	65	78441147
8	52787194	37	77078818	66	78448688
9	53162714	38	77088635	67	78467855
10	53181335	39	77088841	68	78486397
11	53316850	40	77110928	69	78516957
12	53551868	41	77317454	70	78548787
13	73362320	42	77319106	71	78559460
14	74023949	43	77336908	72	78577730
15	76386484	44	77356951	73	78581000
16	76499725	45	77359216	74	78607524
17	76597756	46	77477035	75	78626900
18	76606091	47	77547577	76	78688852
19	76649676	48	77601205	77	78808729
20	76710230	49	77647444	78	78819986
21	76716979	50	77689778	79	78860015
22	76770203	51	77769719	80	78860984
23	76777679	52	77907062	81	78866164
24	76790569	53	77926886	82	78898265
25	76792934	54	77977980	83	78947641
26	76818088	55	78017184	84	78957590
27	76892577	56	78076263	85	78968859
28	76906536	57	78127140	86	78978023
29	76939735	58	78280094	87	79067056

A-1

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
88	79067541	109	79393536	130	79849053
89	79087564	110	79411560	131	78078396
90	79106938	111	79436881	132	79590927
91	79110271	112	79512272	133	80758529
92	79111361	113	79516680	134	79699919
93	79111483	114	79521898	135	79371567
94	79112012	115	79522566	136	78836971
95	79137588	116	79559506	137	78278248
96	79142440	117	79560278	138	74410508
97	79189242	118	79572795	139	52280231
98	79199197	119	79576808	140	79900065
99	79201721	120	79593423	141	79303335
100	79259109	121	79595334	142	79277713
101	79260283	122	79659609	143	80199375
102	79268486	123	79711968	144	79504836
103	79269615	124	79822181	145	77098349
104	79312972	125	81829540	146	76608968
105	79378451	126	79799944	147	79500624
106	79378765	127	79897430	148	77368107
107	79389323	128	79798107	149	79407932
108	79392817	129	77379460	150	79938664

A-2